Expenses by Nature (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses	[1]	$ 1,561,830	$ 1,623,066	$ 1,701,428
Maintenance, security, cleaning, repairs and other		1,274,470	1,351,573	1,432,650
Taxes, rates and contributions		688,096	723,611	662,840
Advertising and other selling expenses		425,477	527,447	693,322
Directors' fees		273,230	290,438	288,958
Fees and payments for services		158,699	139,601	161,718
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 14)		76,053	126,639	91,162	[2]
Leases and expenses		108,303	76,197	157,587
Amortization and depreciation (Notes 9,10 y 12)		135,929	118,025	106,747
Travel, transportation and stationery		48,026	58,849	56,122
Bank expenses		23,871	40,274	16,939
Cost of sale of properties (Note 11)		878	30,065	37,078
Other expenses		25,277	8,924	7,215
Total expenses by nature		4,800,139	5,114,709	5,413,766
Costs [Member]
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses	[1],[3]	1,167,889	1,379,708	1,432,553
Maintenance, security, cleaning, repairs and other	[3]	1,205,248	1,315,195	1,414,919
Taxes, rates and contributions	[3]	403,681	416,129	377,363
Advertising and other selling expenses	[3]	388,469	475,891	623,298
Directors' fees	[3]
Fees and payments for services	[3]	36,176	19,002	30,921
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 14)	[3]				[2]
Leases and expenses	[3]	84,420	64,858	147,001
Amortization and depreciation (Notes 9,10 y 12)	[3]	85,771	72,649	79,055
Travel, transportation and stationery	[3]	26,009	32,560	37,187
Bank expenses	[3]	5,207	7,279	1,364
Cost of sale of properties (Note 11)	[3]	878	30,065	37,078
Other expenses	[3]	14,137	7,625	6,584
Total expenses by nature	[3]	3,417,885	3,820,961	4,187,323
General and administrative expenses [Member]
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses	[1]	344,200	200,727	209,186
Maintenance, security, cleaning, repairs and other		66,901	34,954	16,005
Taxes, rates and contributions		13,572	20,746	9,075
Advertising and other selling expenses
Directors' fees		273,230	290,438	288,958
Fees and payments for services		111,791	106,518	125,101
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 14)					[2]
Leases and expenses		22,055	10,641	9,474
Amortization and depreciation (Notes 9,10 y 12)		48,890	44,886	26,957
Travel, transportation and stationery		19,501	24,197	16,979
Bank expenses		18,664	32,995	15,575
Cost of sale of properties (Note 11)
Other expenses		11,109	1,238	327
Total expenses by nature		929,913	767,340	717,637
Selling expenses [Member]
Disclosure of financial liabilities [line items]
Salaries, social security costs and other personnel administrative expenses	[1]	49,741	42,631	59,689
Maintenance, security, cleaning, repairs and other		2,321	1,424	1,726
Taxes, rates and contributions		270,843	286,736	276,402
Advertising and other selling expenses		37,008	51,556	70,024
Directors' fees
Fees and payments for services		10,732	14,081	5,696
Allowance for doubtful accounts (additions and unused amounts reversed) (Note 14)		76,053	126,639	91,162	[2]
Leases and expenses		1,828	698	1,112
Amortization and depreciation (Notes 9,10 y 12)		1,268	490	735
Travel, transportation and stationery		2,516	2,092	1,956
Bank expenses
Cost of sale of properties (Note 11)
Other expenses		31	61	304
Total expenses by nature		$ 452,341	$ 526,408	$ 508,806

[1]	For the fiscal year ended June 30, 2019 includes Ps. 1,390,047 of Salaries, Bonuses and Social Security and Ps. 171,783 of other concepts. For the fiscal year ended June 30, 2018 includes Ps. 1,496,411 Salaries, Bonuses and Social Security; Ps. 11,027 of Equity incentive plan and Ps. 115,628 of other concepts. For the fiscal year ended June 30, 2017 includes Ps. 1,491,268 Salaries, Bonuses and Social Security; Ps. 34,885 of Equity incentive plan and Ps. 175,275 of other concepts.
[2]	At June 30, 2018 includes debt relief of Ps. 1,162.
[3]	For the fiscal year ended June 30, 2019 includes Ps. 3,377,072 of Rental and services costs; Ps. 37,681 of Cost of sales and developments and Ps.3,132 of other consumer financing costs. For the fiscal year ended June 30, 2018 includes Ps. 3,744,503 of Rental and services costs; Ps. 48.531 of Cost of sales and developments and Ps. 27,927 of other consumer financing costs. For the fiscal year ended June 30, 2017 includes Ps. 4,121,085 of Rental and services costs; Ps. 62,790 of Cost of sales and developments and Ps. 3,448 of other consumer financing costs.